Trading portfolio (Table)	12 Months Ended
Dec. 31, 2022
Net assets (liabilities) [abstract]
Trading portfolio assets

	Trading portfolio assets		Trading portfolio liabilities
	2022	2021	2022	2021
	£m	£m	£m	£m
Debt securities and other eligible bills	55,475	50,864	(39,531)	(34,957)
Equity securities	65,031	83,113	(33,393)	(19,212)
Traded loans	13,198	12,525	—	—
Commodities	109	533	—	—
Trading portfolio assets/(liabilities)	133,813	147,035	(72,924)	(54,169)

Trading portfolio liabilities

	Trading portfolio assets		Trading portfolio liabilities
	2022	2021	2022	2021
	£m	£m	£m	£m
Debt securities and other eligible bills	55,475	50,864	(39,531)	(34,957)
Equity securities	65,031	83,113	(33,393)	(19,212)
Traded loans	13,198	12,525	—	—
Commodities	109	533	—	—
Trading portfolio assets/(liabilities)	133,813	147,035	(72,924)	(54,169)